Related party transactions (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of key management compensation	Key management compensation for the years ended October 31 as follows:

	2025	2024
	$	$
Short-term compensation	4,370	2,688
Termination benefits	-	310
Share-based compensation	3,486	2,070
Total	7,856	5,068